Segment Information - Net Sales by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net sales	$ 190,510	$ 91,642	$ 42,629
China
Segment Reporting Information [Line Items]
Net sales	56,745	76,426
United Kingdom
Segment Reporting Information [Line Items]
Net sales	50,345
Australia
Segment Reporting Information [Line Items]
Net sales	35,418
United States
Segment Reporting Information [Line Items]
Net sales	29,925	14,690	25,347
Greece
Segment Reporting Information [Line Items]
Net sales	8,720	$ 526	13,854
Japan
Segment Reporting Information [Line Items]
Net sales	6,626
Italy
Segment Reporting Information [Line Items]
Net sales	1,395		$ 3,428
Germany
Segment Reporting Information [Line Items]
Net sales	$ 1,336